Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share
Schedule of computations of the basic and diluted EPS

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator:
Net Income (basic and diluted)	$7,924	$5,805	$1,000	$12,323
Denominator:
Weighted-average common shares outstanding	158,045	139,841	144,305	139,779
Dilutive effect of share-based awards	9,000	6,713	9,242	7,064
Weighted-average dilutive shares outstanding	167,045	146,554	153,547	146,843
Basic earnings per share	$0.05	$0.04	$0.01	$0.09
Diluted earnings per share	$0.05	$0.04	$0.01	$0.08

	For the Years Ended
	December 31,
	2020	2019	2018
Numerator:
Net Income (basic and diluted)	$20,453	$23,307	$3,177
Denominator:
Weighted‑average common shares outstanding	138,072	139,650	139,588
Dilutive effect of stock based awards	7,372	3,396	—
Weighted‑average dilutive shares outstanding	145,443	143,046	139,588
Basic earnings per share	$0.15	$0.17	$0.02
Diluted earnings per share	$0.14	$0.16	$0.02